Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Pennsylvania [Member]	Dec. 31, 2011 Other State [Member]	Dec. 31, 2010 Texas [Member]	Dec. 31, 2010 Missouri [Member]	Jul. 31, 2011 Ohio [Member]	Jul. 31, 2011 Maine [Member]	Dec. 31, 2011 Regulated Segment [Member]	Dec. 31, 2011 Water And Wastewater [Member]	Jul. 31, 2011 New York [Member]	Dec. 31, 2011 New York [Member]	Dec. 31, 2011 Allowance For Funds Used During Construction Member [Member]	Dec. 31, 2010 Allowance For Funds Used During Construction Member [Member]	Dec. 31, 2009 Allowance For Funds Used During Construction Member [Member]	Dec. 31, 2011 Customer Advances [Member]	Dec. 31, 2010 Customer Advances [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenues provided to customers		56.00%
Number of counties providing operating services					25
Number of states providing services						11
Number of customers	5,300						5,300	3,900	57,000	16,000			51,000	51,000
Number of operating segments		13									1	12
Non-regulated revenues		$ 10,906	$ 11,262	$ 11,841
Other non-regulated operating revenue		12,512	11,565	11,634
Net utility plant acquisition adjustment		38,240
Amortized, minimum period		2
Amortized, maximum period		20
Amortization of the acquisition adjustments		3,150	3,460	3,176
Amount of AFUDC related to equity funds		46,330	92,984	99,599											352	0	0
Expects to recover costs in future rates		17,267
Deferred cost reported as a component of net property, plant and equipment		13,668
Overdraft for certain disbursement cash accounts		22,810	8,307
Non-cash property as advances or contributions		444,129	434,451	49,957														20,823	16,523
Reclassification to discontinued operations		$ (12,316)	$ (12,316)